Michael J. Cuggino, President

August 16, 2019

EDGAR FILING

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Permanent Portfolio Family of Funds (File Nos. 002-75661 and 811-03379)

Ladies and Gentlemen:

Enclosed for filing, pursuant to Rule 497(e) of the Securities Act of 1933, as amended, are exhibits containing risk/return summary information in interactive data format for the Permanent Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio (the “Funds”), each a series of Permanent Portfolio Family of Funds. The exhibits reflect updated risk/return summary information for the Funds to reflect the supplement dated July 31, 2019 to each Fund’s summary prospectus, prospectus, and statement of additional information, which was accepted by the SEC’s EDGAR system on July 31, 2019 (Accession Number: 0001193125-19-208682).

Please contact Yoon Y. Choo of K&L Gates LLP at (202) 778-9340, if you have any questions concerning this filing.

Sincerely,

/s/ Michael J. Cuggino

President

cc:	George J. Zornada
Yoon Y. Choo
K&L Gates LLP

Permanent Portfolio Family of Funds. ● 600 Montgomery Street, Suite 4100, San Francisco, California 94111

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